AMERICAN GENERAL LIFE INSURANCE COMPANY
    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       SEPARATE ACCOUNT I
                       SEPARATE ACCOUNT D
                      SEPARATE ACCOUNT VA-1
                      SEPARATE ACCOUNT VA-2
                       SEPARATE ACCOUNT A
                     SEPARATE ACCOUNT AGL A
                      AG SEPARATE ACCOUNT A
                     SEPARATE ACCOUNT USL A
                    SEPARATE ACCOUNT USL VA-R

                   VARIABLE ANNUITY CONTRACTS

                      SEPARATE ACCOUNT II
                     SEPARATE ACCOUNT VUL-2
                      SEPARATE ACCOUNT VUL
                      SEPARATE ACCOUNT VL-R
                      SEPARATE ACCOUNT USL B
                    SEPARATE ACCOUNT USL VL-R

           VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

             SUPPLEMENT DATED FEBRUARY 28, 2014
          TO STATEMENTS OF ADDITIONAL INFORMATION

American General Insurance Company ("AGL") and The United States Life Insurance Company in the City of New York ("US Life") are amending their Statements of Additional Information for the purpose of giving notification of the availability of certain financial information of American International Group, Inc. ("AIG"), the parent company of AGL and US Life and of giving notification of the upcoming name change to the distributor of AGL and US Life policies and contracts.

On March 30, 2011, American International Group, Inc. entered into an Unconditional Capital Maintenance Agreement with AGL and US
Life.  As a result, the financial statements of American
International Group, Inc. are made available to you.  American
International Group, Inc. does not underwrite any contracts referenced herein.

The consolidated financial statements and financial statement schedules (including management's assessment of the effectiveness of internal control over financial reporting) of AIG included in AIG's Annual Report on Form 10-K for the year ended December 31, 2013, File No. 001-08787, was filed on February 20, 2014.

AIG is subject to the informational requirements of the Securities Exchange Act of 1934. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com.

You can also inspect and copy this information at SEC public facilities at the following locations:

Washington, District of Columbia
100 F. Street, N.E., Room 1580
Washington, DC 20549

Chicago, Illinois
175 W. Jackson Boulevard
Chicago, IL 60604

New York, New York
3 World Financial, Room 4300
New York, NY 10281

The following provides notification of the upcoming name change for the distributor of the AGL and US Life policies and contracts:

Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") will change its name to AIG Capital Services, Inc. All references to SunAmerica Capital Services, Inc. and SACS will be replaced with AIG Capital Services, Inc. in Prospectuses and Statements of Additional Information.